Share Based compensation (Details)							6 Months Ended
	Jun. 26, 2026 shares	Jan. 18, 2026 shares	May 05, 2025 shares	Apr. 08, 2025 shares	Mar. 14, 2025 shares	Feb. 01, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares
Share-Based Compensation
Number of equity settled share-based incentive plans							5
Share Based Payment Arrangement All Plan
Share-Based Compensation
Outstanding at January 1							3,207,819	2,258,319
Granted							656,552	658,374
Forfeited							(56,231)	(37,377)
Exercised.							0	(13,875)
Expired							(76,250)	(67,500)
Outstanding as at June 30							3,731,890	2,797,941
Outstanding as at June 30							2,234,941	1,715,849
2024 Plan
Share-Based Compensation
Granted	2,000					329,431
Warrants not accepted						17,000
2025
Share-Based Compensation
Granted	677		30,000	30,000	45,000	223,943
Warrants not accepted						10,000
2025-2
Share-Based Compensation
Granted	423,875	230,000